OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

November 1, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Gold & Special Minerals Fund (the “Registrant”)
Reg. No. 2-82590; File No. 811-22399

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 24, 2013.

Sincerely,

/s/ Amy Shapiro

------------------------------------

Amy Shapiro

Vice President & Assistant Counsel

212-323-5922

ashapiro@ofiglobal.com

cc:     Kramer Levin Naftalis & Frankel LLP

KPMG LLP

Gloria LaFond

Edward Gizzi, Esq.